Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2017
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income for the six and three months ended September 30, 2016 and 2017 consist of the following:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Life insurance premiums	¥114,750	¥142,495
Life insurance related investment income	986	38,715

	¥115,736	¥181,210

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Life insurance premiums	¥59,492	¥71,122
Life insurance related investment income	19,472	16,434

	¥78,964	¥87,556

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Life insurance premiums	¥114,750	¥142,495
Life insurance related investment income	986	38,715

	¥115,736	¥181,210

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Life insurance premiums	¥59,492	¥71,122
Life insurance related investment income	19,472	16,434

	¥78,964	¥87,556

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six and three months ended September 30, 2016 and 2017, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Reinsurance benefits	¥1,497	¥1,870
Reinsurance premiums	(5,098)	(3,763)

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Reinsurance benefits	¥862	¥850
Reinsurance premiums	(2,534)	(1,813)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts

The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six and three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(12,624)	¥37,141
Net gains or losses from derivative contracts :	256	(5,949)
Futures	(2,117)	(4,453)
Foreign exchange contracts	1,902	(584)
Options held	471	(912)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(79,567)	¥(88,501)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	63,022	104,399
Changes in the fair value of the reinsurance contracts	301	6,874

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥15,605	¥16,014
Net gains or losses from derivative contracts :	(4,877)	(2,416)
Futures	(4,234)	(1,826)
Foreign exchange contracts	231	(262)
Options held	(874)	(328)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(35,481)	¥(40,895)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	33,573	47,955
Changes in the fair value of the reinsurance contracts	7,663	2,828